Income Taxes - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended								12 Months Ended					12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Operating Loss Carryforwards Expiring Two Thousand Fifteen CNY	Dec. 31, 2012 Operating Loss Carryforwards Expiring Two Thousand Sixteen CNY	Dec. 31, 2012 Operating Loss Carryforwards Expiring Two Thousand Seventeen CNY	Dec. 31, 2012 HONG KONG Uni-Force Development Limited ("Uni-Force")	Dec. 31, 2012 HONG KONG OWX Holding	Dec. 31, 2012 HONG KONG 3GUU Group	Dec. 31, 2012 CHINA CNY	Dec. 31, 2011 CHINA CNY	Dec. 31, 2012 CHINA Yitongtianxia USD ($)	Dec. 31, 2012 CHINA Yitongtianxia CNY	Dec. 31, 2015 CHINA Yitongtianxia Expected Future Tax Rate	Dec. 31, 2014 CHINA Yitongtianxia Expected Future Tax Rate	Dec. 31, 2013 CHINA Yitongtianxia Expected Future Tax Rate	Dec. 31, 2012 CHINA Guangzhou Yingzheng Information Technology Co., Ltd. ("Yingzheng") USD ($)	Dec. 31, 2012 CHINA Guangzhou Yingzheng Information Technology Co., Ltd. ("Yingzheng") CNY	Dec. 31, 2011 CHINA Guangzhou Yingzheng Information Technology Co., Ltd. ("Yingzheng")	Dec. 31, 2016 CHINA Huiyou Digital (Shenzhen) Ltd. ("Huiyou") Expected Future Tax Rate	Dec. 31, 2015 CHINA Huiyou Digital (Shenzhen) Ltd. ("Huiyou") Expected Future Tax Rate	Dec. 31, 2014 CHINA Huiyou Digital (Shenzhen) Ltd. ("Huiyou") Expected Future Tax Rate
Income Tax Disclosure [Line Items]
Income tax expenses, PRC statutory tax rate	25.00%	25.00%	25.00%	25.00%					16.50%	16.50%	16.50%	25.00%
PRC withholding tax rate												10.00%
Enterprise income tax, qualified new software development enterprise tax exemption period (first two years)												2 years
Enterprise income taxes, qualified new software development enterprise tax reduction percentage (subsequent three years)												50.00%
Enterprise income tax, qualified new software development enterprise tax exemption period (subsequent three years)												3 years
Effective Income tax rate														12.50%	12.50%	12.50%	12.50%	12.50%				12.50%	12.50%	12.50%
Unrecognized tax benefit related to tax positions taken in prior period/year														$ 1,415	8,817
Preferential tax rate																			15.00%	15.00%	15.00%
Preferential tax rate, effective period																					3 years
Unrecognized tax benefit related to tax positions taken in the current period/year	770	4,800	5,699	17,093															99	615
Decrease in deferred tax assets related to retrospective application of preferential tax rate																			(127)	(789)
Deferred tax assets, gross	881	5,484	4,316
Valuation allowances	818	5,093	1,909
Net operating losses carried forward	2,427	15,121				3	33	15,085
Net operating losses carried forward expiration dates	Years 2015, 2016 and 2017	Years 2015, 2016 and 2017
Aggregate undistributed earnings of the Company's subsidiaries and the VIE located in the PRC that are available for distribution to non-PRC tax resident parent companies and primary beneficiary company												159,463	103,382
Deferred tax liabilities arising from undistributed earnings of VIE				4,399
Deferred tax liabilities arising from difference between the book basis and the tax basis in the investment				47,033
Unrecognized tax benefits	3,302	20,570	25,262	19,563	4,055
Offset by net operating loss	645	4,021	170
Unrecognized tax benefits that would impact effective tax rate	2,635	16,417	28,014
Unrecognized tax benefits that would impact effective tax rate	2,656	16,549	25,092
Unrecognized tax benefits, income tax expenses for interest and penalties	424	2,643	1,093	63
Unrecognized tax benefits, income tax expenses for interest and penalties		5,395	2,752